Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2026	Mar. 31, 2025
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 58,570	¥ 69,851
Reserve funds requires to be maintained by MHFG Group	1,728	1,735
Fair value collateral received that can be sold or repledged	34,903	32,462
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	27,588	26,789
Assets pledged as collateral that cannot be resold or repledged	¥ 20,608	¥ 17,542